CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION - Additional Information (Details) - Foresight Acquisition Corp [Member]	9 Months Ended
	Sep. 30, 2021 Vote $ / shares shares	Dec. 31, 2020 shares
Temporary Equity [Line Items]
Number of votes per share | Vote	1
Common Class A
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized | shares	200,000,000
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 0.0001
Units Subject to Possible Redemption | shares	31,625,000	0
Number of votes per share | Vote	1
Common Class A | Conversion of Class B To Class A Common Stock
Temporary Equity [Line Items]
Minimum threshold percentage of common stock outstanding on conversion from one class to another	20.00%